Income Taxes (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Provision for Income Taxes

Provision for Income Taxes

(Canadian $ in millions)	2025	2024
Consolidated Statement of Income
Current
Provision for income taxes for the current period	$2,813	$2,055
Deferred
Origination and reversal of temporary differences	5	150
Effect of changes in tax rates	7	3
	2,825	2,208
Other Comprehensive Income and Equity
Income tax expense (recovery) related to:
Unrealized gains on FVOCI debt securities	113	79
Reclassification to earnings of (gains) on FVOCI debt securities	(23)	(31)
Gains on derivatives designated as cash flow hedges	365	966
Reclassification to earnings of losses on derivatives designated as cash flow hedges	397	536
Unrealized (losses) on hedges of net foreign operations	(29)	(38)
Unrealized gains (losses) on FVOCI equity securities	(4)	3
Gains (losses) on remeasurement of pension and other employee future benefit plans	53	1
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(92)	(242)
Income tax (recovery) recorded directly in equity	(136)	(95)
	644	1,179
Total provision for income taxes	$3,469	$3,387

Summary of Reconciliation of Effective Tax Rates
Reconciliation to Statutory Tax Rate
Set out below is a reconciliation of our statutory tax rates and income taxes that would be payable at these rates to the effective tax rates and provision for income taxes that we have recorded in our Consolidated Statement of Income:

(Canadian $ in millions, except as noted)	2025		2024
Combined Canadian federal and provincial income taxes at the statutory tax rate	$3,211	27.8%	$2,651	27.8%
Increase (decrease) resulting from:
Tax-exempt income from securities	(36)	(0.3)	(45)	(0.5)
Foreign operations subject to different tax rates (1)	(264)	(2.3)	(365)	(3.8)
Change in tax rate for deferred taxes	7	0.1	3	–
Income attributable to investments in associates and joint ventures	(51)	(0.4)	(36)	(0.3)
Other	(42)	(0.4)	–	–
Provision for income taxes in our Consolidated Statement of Income and effective tax rate	$2,825	24.5%	$2,208	23.2%

(1)	Global minimum tax rules became effective this fiscal year, and as a result, our effective tax rate increased by approximately 55 basis points for the year ended October 31, 2025.

Summary of Components of Deferred Income Tax Balances
Components of Deferred Tax
Balances

(Canadian $ in millions)
Deferred Tax Asset (Liability)	Net asset, November 1, 2024	Benefit (expense) to income statement		Benefit (expense) to equity	Translation and other	Net asset, October 31, 2025
Allowance for credit losses	$1,343	$(56)		$–	$5	$1,292
Employee future benefits	282	23		(6)	–	299
Deferred compensation benefits	749	308		–	2	1,059
Other comprehensive income	224	–		(261)	–	(37)
Premises and equipment	(480)	(19)		–	1	(498)
Pension benefits	(338)	13		(47)	2	(370)
Goodwill and intangible assets	(805)	36		–	(6)	(775)
Securities	867	(294)		–	5	578
Other	1,181	(23)		2	23	1,183
Net deferred tax assets (liabilities)	$3,023	$(12)		$(312)	$32	$2,731
Comprising
Deferred tax assets	$3,024					$2,732
Deferred tax liabilities	(1)					(1)
Net deferred tax assets (liabilities)	$3,023					$2,731

(Canadian $ in millions)
Deferred Tax Asset (Liability)	Net asset, November 1, 2023	Benefit (expense) to income statement		Benefit (expense) to equity	Translation and other	Net asset, October 31, 2024
Allowance for credit losses	$893	$449		$–	$1	$1,343
Employee future benefits	264	3		15	–	282
Deferred compensation benefits	783	(35)		–	1	749
Other comprehensive income	522	–		(298)	–	224
Premises and equipment	(343)	(136)		–	(1)	(480)
Pension benefits	(395)	73		(16)	–	(338)
Goodwill and intangible assets	(913)	107		–	1	(805)
Securities	987	(119)		–	(1)	867
Other	1,606	(495	) (1)	4	66	1,181
Net deferred tax assets (liabilities)	$3,404	$(153)		$(295)	$67	$3,023
Comprising
Deferred tax assets	$3,420					$3,024
Deferred tax liabilities	(16)					(1)
Net deferred tax assets (liabilities)	$3,404					$3,023

(1)	Includes the tax impact of the legal provision reversal recorded in relation to the lawsuit described in Note 24.